ACQUISITIONS AND BUSINESS COMBINATIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Foundation Sports [Member]
Business Acquisition [Line Items]
Disposal equity interest percentage			75.00%
Foundation Sports Systems LLC [Member]
Business Acquisition [Line Items]
Discontinuing operations percentage	25.00%	25.00%
Investments	$ 0	$ 0
Play Sight [Member]
Business Acquisition [Line Items]
Disposal equity interest percentage				100.00%